Preferred and Common Stock	12 Months Ended
Dec. 31, 2015
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK
NOTE 17: PREFERRED AND COMMON STOCK
Preferred Stock
As of December 31, 2015, the Company was authorized to issue 10,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.
On March 30, 2011, pursuant to an Exchange Agreement Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting Series C Convertible Preferred Stock of Navios Acquisition. Each holder of shares of Series C Convertible Preferred Stock shall be entitled at their option at any time, after March 31, 2013 to convert all or any of the outstanding shares of Series C Convertible Preferred Stock into a number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Series C Convertible Preferred Stock to be converted by 7,676, subject to certain limitations. Upon the declaration of a common stock dividend, the holders of the Series C Convertible Preferred Stock are entitled to receive dividends on the Series C Convertible Preferred Stock in an amount equal to the amount that would have been received in the number of shares of Common Stock into which the Shares of Series C Convertible Preferred Stock held by each holder thereof could be converted. For the purpose of calculating earnings / (loss) per share this preferred stock is treated as in-substance common stock and is allocated income / (losses) and considered in the diluted calculation.

On September 17, 2010, Navios Acquisition issued 3,000 shares of the Company's authorized Series A Convertible Preferred Stock to an independent third party as a consideration for certain consulting and advisory fees related to the VLCC. The preferred stock has no voting rights, is only convertible into shares of common stock and does not participate in dividends until such time as the shares are converted into common stock. The Series A shares of preferred stock were converted to common stock that was issued on March 11, 2016. Refer to 23 “Subsequent Events”.

On October 29, 2010, Navios Acquisition issued 540 shares of the Company's authorized Series B Convertible Preferred Stock to the seller of the two LR1 product tankers. The preferred stock contains a 2% per annum dividend payable quarterly starting on January 1, 2011 and upon declaration by the Company's Board commences payment on March 31, 2011. The Series B Convertible Preferred Stock, plus any accrued but unpaid dividends, will mandatorily convert into shares of common stock as follows: 30% of the outstanding amount will convert on June 30, 2015 and the remaining outstanding amounts will convert on June 30, 2020 at a price per share of common stock not less than $25.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $35.00 per share of common stock. The preferred stock does not have any voting rights.

On June 30, 2015, 162 shares of Series B Convertible Preferred Stock (being 30% of the 540 shares originally issued), with nominal value of $10 per share, were mandatorily converted into 64,800 shares of common stock at a conversion ratio of 1:25.
On October 27, 2015, the remaining 378 shares of Series B Convertible Preferred Stock (being 70% of the 540 shares originally issued), with nominal value of $10 per share, were converted into 108,000 shares of common stock at a conversion ratio of 1:35.
As of December 31, 2015, there were 4,000 (3,000 shares of Series A Convertible Preferred Stock and 1,000 shares of Series C Convertible Preferred Stock) shares of preferred stock issued and outstanding.
As of each of December 31, 2014 and December 31, 2013, there were 4,540 shares of preferred stock issued and outstanding (3,000 shares of Series A Convertible Preferred Stock, 540 shares of Series B Convertible Preferred Stock and 1,000 shares of Series C Convertible Preferred Stock).
Series D Convertible Preferred Stock
On each of August 31, 2012, October 31, 2012, February 13, 2013 and April 24, 2013, Navios Acquisition issued 300 shares of its authorized Series D Convertible Preferred Stock (nominal and fair value $3,000) to a shipyard, in partial settlement of the purchase price of each of the newbuilding LR1 product tankers, Nave Cassiopeia, Nave Cetus, Nave Atropos and Nave Rigel. The preferred stock includes a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Convertible Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert such shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Convertible Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Convertible Preferred Stock (or converted common shares) at their nominal value of $10.00 at the holder's option. Beginning 18 months and no later than 60 months after the issuance of the preferred stock, the holder can exercise the option to request the redemption of up to 250 shares of preferred stock (or such number that has been converted to common shares) on a quarterly basis.

The fair value was determined using a combination of the Black-Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.
In January 2015, Navios Acquisition redeemed, through the holder's put option, 250 shares of the Series D Convertible Preferred Stock and paid $2,500 to the holder upon redemption.
In March 2015, 200 shares of Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of common stock. In conjunction with the conversion, the 200,000 shares of common stock have been reclassified to puttable common stock within temporary equity, as a result of an embedded put option of the holder for up to 30 months after the conversion date.
In April 2015, Navios Acquisition redeemed, through the holder's put option, 75 shares of the Series D Convertible Preferred Stock and paid $750 to the holder upon redemption.
In April 2015, 200 shares of Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of common stock. In conjunction with the conversion, the 200,000 shares of common stock have been reclassified to puttable common stock within temporary equity, as a result of an embedded put option of the holder for up to 30 months.
In July 2015, Navios Acquisition redeemed, through the holder's put option 50 shares of its Series D Convertible Preferred Stock and paid $500 to the holder upon redemption.
In August 2015, 200 shares of Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of common stock. In conjunction with the conversion, the 200,000 shares of common stock have been reclassified to puttable common stock within temporary equity, as a result of an embedded put option of the holder for up to 30 months after the conversion date.
In October 2015, Navios Acquisition redeemed, through the holder's put option 25 shares of its Series D Convertible Preferred Stock and paid $250 to the holder upon redemption.
In October 2015, 200 shares of Series D Convertible Preferred Stock were converted into 200,000 shares of common stock. In conjunction with the conversion, the 200,000 shares of common stock have been reclassified to puttable common stock within temporary equity, as a result of an embedded put option of the holder for up to 30 months after the conversion date.
As of December 31, 2015 and December 31, 2014, 0 and 1,200 shares of Series D Convertible Preferred Stock, respectively, were outstanding.

	Series D Preferred Stock
	Number of preferred shares	Amount
Balance at December 31, 2013	1,200	$12,000
Balance at December 31, 2014	1,200	$12,000

Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock	(800)	(8,000)
Redemption of Series D Preferred Stock	(400)	(4,000)

Balance at December 31, 2015	—	$—

	Puttable Common Stock
	Number of common shares	Amount
Balance at December 31, 2013	—	$—

Balance at December 31, 2014	—	$—

Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock	800,000	8,000
Redemption of puttable common stock	(150,000)	(1,500)

Balance at December 31, 2015	650,000	$6,500

Common Stock and puttable common stock
Pursuant to an Exchange Agreement entered into on March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting shares of Series C Convertible Preferred Stock of Navios Acquisition.
On February 20, 2014, Navios Acquisition completed the public offering of 14,950,000 shares of its common stock at $3.85 per share, raising gross proceeds of $57,556. These figures include 1,950,000 shares sold pursuant to the underwriters' option, which was exercised in full. Total net proceeds of the above transactions, net of agents' costs of $3,022 and offering costs of $247, amounted to $54,289.
On March 2, 2015, 200 shares of the Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of puttable common stock and on April 24, 2015, 25,000 shares of such puttable common stock were redeemed for $250.
On April 30, 2015, 200 shares of the Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of puttable common stock.
On June 30, 2015, 162 shares of Series B Convertible Preferred Stock were converted into 64,800 shares of common stock.
On July 15, 2015, Navios Acquisition redeemed, through the holder's put option, 50,000 shares of the puttable common stock and paid $500 to the holder upon redemption.
On August 13, 2015, 200 shares of the Series D Convertible Preferred Stock were mandatorily converted into 200,000 shares of puttable common stock.
On October 2, 2015, Navios Acquisition redeemed, through the holder's put option, 75,000 shares of the puttable common stock and paid $750 to the holder upon redemption.
On October 26, 2015, 200 shares of the Series D Convertible Preferred Stock were converted into 200,000 shares of puttable common stock.
On October 27, 2015, 378 shares of Series B Convertible Preferred Stock were mandatorily converted into 108,000 shares of common stock.
Under the share repurchase program, for up to $50.0 million, approved and authorized by the Board of Directors, Navios Acquisition has repurchased 2,704,752 shares for a total cost of approximately $9,904, as of December 31, 2015.
As of December 31, 2015, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock.
Stock based compensation
In October 2013, Navios Acquisition authorized and issued to its directors in the aggregate of 2,100,000 restricted shares of common stock and options to purchase 1,500,000 shares of common stock having an exercise price of $3.91 per share and an expiration term of 10 years. These awards of restricted common stock and stock options are based on service conditions only and vest ratably over a period of three years (33.33% each year). The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the common stockholders of the company. The fair value of restricted stock was determined by reference to the quoted stock price on the date of grant of $3.99 per share (or total fair value of $8,379).
The fair value of stock option grants was determined with reference to the option pricing model, and principally adjusted Black-Scholes models, using historical volatility, historical dividend yield, zero forfeiture rate, risk free rate equal to 10-year U.S. treasury bond and the simplified method for determining the expected option term since the Company did not have sufficient historical exercise data upon which to have a reasonable basis to estimate the expected option term. The fair value of stock options was calculated at $0.79 per option (or $1,188). Compensation expense is recognized based on a graded expense model over the vesting period of three years from the date of the grant.
The effect of compensation expense arising from the stock based arrangements described above amounted to $2,362, $5,254 and $1,089 for the years ended December 31, 2015, 2014 and 2013, respectively, and was reflected in general and administrative expenses on the statements of operations. The recognized compensation expense for the year was presented as an adjustment to reconcile net income to net cash provided by operating activities on the statements of cash flows.
There were no restricted stock or stock options exercised, forfeited or expired during the year ended December 31, 2015. On October 24, 2014, and October 24, 2015, 699,994 and 700,001 shares of restricted stock were vested. Accordingly, restricted shares outstanding and non-vested amounted to 700,005 shares as of December 31, 2015 (December 31, 2014: 1,400,006) and the number of stock options outstanding and non-vested as of December 31, 2015 amounted to 500,000. There were no stock options exercised as of December 31, 2015.
The estimated compensation cost relating to service conditions of non-vested (a) stock options and (b) restricted stock not yet recognized was $107 and $758, respectively, as of December 31, 2015 and is expected to be recognized over the weighted average period of 0.82 years. The weighted average contractual life of stock options outstanding as of December 31, 2015 was 7.8 years.